Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

28.          Subsequent events

Disposal of equity interest in Shenzhen Onething

On March 3, 2026, Shenzhen Xunlei entered into definitive agreements to transfer an aggregate 50% equity interest in Shenzhen Onething for total cash consideration of RMB125.0 million (approximately US$18.1 million), comprising (i) 20% to Wuhan Kingsoft Cloud Information Technology Co., Ltd., a variable interest entity of Kingsoft Cloud Holdings Limited (Nasdaq: KC), for RMB50.0 million (approximately US$7.2 million), and (ii) 30% to Shenzhen Xinghan Zhilian Technology Co., Ltd. (“Xinghan Zhilian”), an entity controlled by members of Shenzhen Onething’s management, for RMB75.0 million (approximately US$10.8 million). The transaction closed on March 16, 2026.

As of December 31, 2025, Shenzhen Onething had total assets of US$74.4 million and net assets of US$34.1 million, and net income of US$1.9 million for the year then ended.

As a result of the transaction, the Company’s equity interest in Shenzhen Onething decreased from 70% to 20%, and the Company lost its controlling financial interest. The Company deconsolidated Shenzhen Onething effective March 16, 2026.

The Company expects to recognize a gain or loss on the deconsolidation in the first quarter of 2026 in accordance with ASC 810-10-40. As of the date of issuance of these financial statements, the Company has not completed the fair value assessment of its retained 20% interest and therefore cannot reasonably estimate the gain or loss.

As disclosed in Note 19, in 2024 and 2025 the Company granted share-based awards covering 30% of Shenzhen Onething’s equity to employees and management under the Shenzhen Onething 2024 Plan, subject to service conditions and performance conditions — either a liquidity event (defined as a change of control or initial public offering) or, for certain awards, solely an initial public offering. No share-based compensation expense was recognized in 2024 or 2025 as the performance conditions were not considered probable. The closing of this disposal transaction constituted a change of control and satisfied the liquidity event condition. The Company expects to recognize a cumulative catch-up adjustment of approximately US$4.7 million in share-based compensation expense in the first quarter of 2026 for those awards whose performance condition was satisfied.

Following the disposal, the Company considers Shenzhen Onething a related party due to its retained 20% equity interest and significant influence. Xinghan Zhilian is also a related party, as it is controlled by Mr. Hao Li (70%), Mr. Yingqiao Liu (13.33%), and Mr. Lei Wu (16.67%), members of Shenzhen Onething’s management.